Schedule of investments
Nomura Global Bond Fund
December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities—11.79%
Fannie Mae S.F. 30 yr
2.00% 4/1/51	7,752,875	$ 6,315,783
2.00% 7/1/51	452,983	369,253
2.00% 9/1/51	2,897,342	2,354,841
2.50% 3/1/51	4,550,713	3,882,098
2.50% 2/1/52	2,220,207	1,881,600
3.00% 5/1/51	2,263,127	2,003,150
3.50% 7/1/47	2,658,017	2,540,794
4.00% 9/1/52	1,151,101	1,096,686
5.00% 2/1/53	421,922	422,485
5.50% 2/1/55	3,630,383	3,681,950
6.00% 9/1/53	3,434,445	3,533,330
6.50% 3/1/55	1,431,971	1,487,480

Freddie Mac S.F. 15 yr 2.00% 8/1/36	2,237,727	2,072,565
Freddie Mac S.F. 30 yr
2.50% 2/1/52	120,273	103,487
2.50% 5/1/52	438,923	373,037
3.00% 12/1/46	1,271,296	1,153,000
4.00% 8/1/52	1,040,980	993,626
4.50% 10/1/52	1,738,806	1,704,221
5.00% 6/1/53	1,688,403	1,691,644
GNMA II S.F. 30 yr
2.00% 10/20/50	1,208,139	1,001,258
2.50% 7/20/51	2,910,306	2,511,701
3.00% 4/20/52	1,867,230	1,679,944
3.50% 9/20/55	1,396,564	1,271,565
4.50% 11/20/55	1,312,746	1,279,217
5.00% 12/20/54	1,272,851	1,271,328
5.50% 2/20/55	1,622,214	1,640,033
6.00% 3/20/55	1,057,138	1,078,034
Total Agency Mortgage-Backed Securities (cost $49,211,728)		49,394,110

Corporate Bonds — 32.16%Δ
Australia — 0.09%
BHP Billiton Finance USA 4.75% 2/28/28	105,000	106,693
Fortescue Treasury 144A 6.125% 4/15/32 #	255,000	266,318
		373,011
Brazil — 0.10%
LD Celulose International 144A 7.95% 1/26/32 #	400,000	418,044
		418,044
Canada — 0.94%
Bombardier
144A 7.00% 6/1/32 #	250,000	264,473
144A 7.25% 7/1/31 #	250,000	266,725
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Canada (continued)
Brookfield Asset Management 4.653% 11/15/30		615,000	$ 620,190
Brookfield Finance 5.33% 1/15/36		1,065,000	1,067,055
Enbridge
4.90% 6/20/30		305,000	311,909
5.55% 6/20/35		475,000	491,659
5.75% 7/15/80 μ		220,000	222,928
Gildan Activewear 144A 4.70% 10/7/30 #		695,000	691,806
			3,936,745
Chile — 0.12%
ATP Tower Holdings 144A 7.875% 2/3/30 #		300,000	309,592
Colbun 144A 5.375% 9/11/35 #		200,000	200,750
			510,342
El Salvador — 0.05%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #		200,000	214,800
			214,800
Finland — 0.08%
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		315,000	324,276
			324,276
France — 0.56%
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	583,627
3.50% 1/25/28 ■	EUR	1,000,000	1,196,715
Societe Generale 144A 5.439% 10/3/36 #, μ		580,000	581,479
			2,361,821
Germany — 1.73%
Deutsche Bank
2.552% 1/7/28 μ		150,000	147,556
4.00% 6/24/32 μ, ■	EUR	1,400,000	1,665,333
4.95% 8/4/31 μ		1,430,000	1,444,786
5.297% 5/9/31 μ		440,000	450,922
6.819% 11/20/29 μ		440,000	469,684
7.146% 7/13/27 μ		360,000	365,559
7.375% 10/30/31 μ, ψ, ■	EUR	1,000,000	1,267,067
NQ- IV054 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Germany (continued)
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	$ 1,414,738
			7,225,645
Hong Kong — 0.15%
AIA Group 144A 5.375% 4/5/34 #		600,000	621,410
			621,410
India — 0.10%
Clean Renewable Power Mauritius 4.25% 3/25/27 ■		216,370	211,725
JSW Hydro Energy 4.125% 5/18/31 ■		216,145	201,288
			413,013
Ireland — 0.83%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,115,000	1,081,282
4.95% 9/10/34		585,000	584,059
5.00% 11/15/35		310,000	307,181
5.10% 1/19/29		555,000	567,579
Avolon Holdings Funding 144A 4.95% 1/15/28 #		380,000	384,798
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #		555,000	555,433
			3,480,332
Jamaica — 0.10%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		400,000	412,500
			412,500
Japan — 0.45%
SoftBank
144A 4.699% 7/9/30 #		850,000	853,441
144A 5.332% 7/9/35 #		1,025,000	1,028,061
			1,881,502
Kuwait — 0.17%
NBK SPC 144A 5.50% 6/6/30 #, μ		700,000	725,777
			725,777
Madagascar — 0.05%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		200,000	201,413
			201,413
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico — 0.17%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		210,000	$ 218,715
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.875% 9/13/34 #, μ		200,000	199,816
FIBRA Prologis 144A 5.50% 11/26/35 #		300,000	301,575
			720,106
Netherlands — 0.96%
ING Groep
2.125% 5/26/31 μ, ■	EUR	2,600,000	3,051,684
4.875% 11/14/27 μ, ■	EUR	800,000	960,258
			4,011,942
Nigeria — 0.10%
IHS Holding 144A 8.25% 11/29/31 #		415,000	434,579
			434,579
South Africa — 0.05%
Bidvest Group UK 144A 6.20% 9/17/32 #		200,000	203,794
			203,794
Spain — 0.73%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,187,963
4.551% 11/6/30 ■		200,000	200,262
4.625% 10/18/27 μ	EUR	1,400,000	1,673,865
			3,062,090

2    NQ- IV054 [1225] 0226 (5191634)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Switzerland — 2.14%
UBS Group
0.65% 1/14/28 μ, ■	EUR	2,660,000	$ 3,068,133
4.375% 1/11/31 μ, ■	EUR	2,000,000	2,459,048
144A 4.398% 9/23/31 #, μ		275,000	273,742
144A 4.751% 5/12/28 #, μ		800,000	806,671
144A 4.844% 11/6/33 #, μ		585,000	585,730
144A 5.01% 3/23/37 #, μ		580,000	575,112
144A 5.58% 5/9/36 #, μ		540,000	561,722
144A 6.85% 9/10/29 #, μ, ψ		305,000	313,105
144A 7.00% 2/10/30 #, μ, ψ		315,000	323,214
			8,966,477
Türkiye — 0.24%
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		350,000	368,798
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		400,000	418,393
Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		215,000	216,543
			1,003,734
Ukraine — 0.06%
MHP Lux 6.95% 4/3/26 ■		275,000	268,463
			268,463
United Arab Emirates — 0.13%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		139,838	126,775
National Central Cooling PJSC 5.279% 3/5/30 ■		410,000	422,111
			548,886
United Kingdom — 0.67%
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,480,938
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,322,372
			2,803,310
United States — 21.39%
AEP Texas 5.40% 6/1/33		180,000	186,349
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Amazon.com
4.10% 11/20/30		390,000	$ 390,543
5.55% 11/20/65		350,000	339,770
Amentum Holdings 144A 7.25% 8/1/32 #		495,000	522,066
American Electric Power 5.80% 3/15/56 μ		390,000	387,350
Amphenol 4.125% 11/15/30		250,000	248,770
Apollo Debt Solutions 6.70% 7/29/31		1,010,000	1,066,342
Apollo Global Management
4.60% 1/15/31		315,000	316,891
5.15% 8/12/35		240,000	240,558
Appalachian Power 4.50% 8/1/32		297,000	294,618
Ares Capital 5.10% 1/15/31		770,000	760,841
AT&T 5.55% 11/1/45		335,000	322,901
Athene Holding 6.875% 6/28/55 μ		450,000	449,890
Bank of America
0.654% 10/26/31 μ, ■	EUR	2,000,000	2,084,035
1.662% 4/25/28 μ, ■	EUR	1,700,000	1,976,876
1.734% 7/22/27 μ		140,000	138,233
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,798,039
5.518% 10/25/35 μ		690,000	707,042
6.204% 11/10/28 μ		1,155,000	1,200,501
6.25% 7/26/30 μ, ψ		1,235,000	1,255,187
6.625% 5/1/30 μ, ψ		350,000	364,961
Black Hills 4.55% 1/31/31		335,000	335,222
Blackstone Private Credit Fund
5.05% 9/10/30		330,000	325,124
5.60% 11/22/29		340,000	343,702
Block 144A 6.00% 8/15/33 #		269,000	276,309
Blue Owl Credit Income
5.80% 3/15/30		829,000	829,006
6.60% 9/15/29		415,000	427,450
Boeing 6.259% 5/1/27		55,000	56,455
Broadcom 4.20% 10/15/30		445,000	444,790
Bunge Limited Finance 4.20% 9/17/29		650,000	651,448
Caesars Entertainment 144A 7.00% 2/15/30 #		495,000	512,883
NQ- IV054 [1225] 0226 (5191634)    3

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Cargill
144A 4.125% 10/23/30 #		360,000	$ 358,564
144A 5.375% 10/23/55 #		465,000	447,841
Carrier Global 4.50% 11/29/32	EUR	900,000	1,116,423
CDW 3.276% 12/1/28		2,160,000	2,099,255
Celanese US Holdings
6.50% 4/15/30		27,000	27,157
6.75% 4/15/33		228,000	227,010
Citibank 5.438% 4/30/26		345,000	346,338
Citigroup
4.503% 9/11/31 μ		645,000	647,172
5.174% 9/11/36 μ		475,000	479,649
6.875% 8/15/30 μ, ψ		315,000	327,521
7.00% 8/15/34 μ, ψ		315,000	332,402
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	507,994
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #		964,000	984,481
CVS Health
5.00% 9/15/32		305,000	311,422
5.45% 9/15/35		515,000	527,353
6.20% 9/15/55		460,000	467,373
DaVita 144A 6.75% 7/15/33 #		292,000	303,001
Diamondback Energy 5.55% 4/1/35		944,000	970,663
Dominion Energy 6.20% 2/15/56 μ		290,000	290,391
Duke Energy Florida 4.20% 12/1/30		350,000	350,676
Energy Transfer 6.50% 2/15/56 μ		860,000	857,537
Entegris 144A 4.75% 4/15/29 #		1,795,000	1,800,703
ERAC USA Finance 144A 4.60% 5/1/28 #		130,000	131,835
Ford Motor Credit
5.869% 10/31/35		745,000	736,073
6.798% 11/7/28		200,000	209,889
6.80% 5/12/28		475,000	495,788
Foundry JV Holdco 144A 6.10% 1/25/36 #		550,000	575,627
General Motors Financial
2.35% 2/26/27		115,000	112,742
5.625% 4/4/32		220,000	229,192
5.75% 2/8/31		955,000	1,004,995
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Global Medical Response 144A 7.375% 10/1/32 #		333,000	$ 346,779
Goldman Sachs Group
3.50% 1/23/33 μ, ■	EUR	2,000,000	2,352,392
4.369% 10/21/31 μ		660,000	658,568
5.049% 7/23/30 μ		1,930,000	1,977,940
5.218% 4/23/31 μ		695,000	717,971
Herc Holdings
144A 7.00% 6/15/30 #		100,000	105,302
144A 7.25% 6/15/33 #		75,000	79,573
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	248,173
144A 6.25% 4/15/32 #		250,000	236,220
Huntington Bancshares 6.25% 10/15/30 μ, ψ		390,000	391,849
JBS USA Holding Lux 3.625% 1/15/32		2,865,000	2,684,397
Jefferies Financial Group
2.625% 10/15/31		1,250,000	1,109,692
5.875% 7/21/28		135,000	140,412
JPMorgan Chase & Co.
1.47% 9/22/27 μ		170,000	166,933
1.638% 5/18/28 μ, ■	EUR	1,100,000	1,277,206
3.54% 5/1/28 μ		2,132,000	2,120,677
4.457% 11/13/31 μ, ■	EUR	2,000,000	2,480,585
5.571% 4/22/28 μ		500,000	510,085
5.576% 7/23/36 μ		465,000	481,197
6.254% 10/23/34 μ		213,000	234,235
Leidos
5.40% 3/15/32		275,000	286,135
5.50% 3/15/35		570,000	592,649
Lowe's 4.25% 3/15/31		420,000	418,357
Merck & Co.
3.85% 3/15/29		275,000	274,950
4.15% 3/15/31		735,000	732,899
4.45% 12/4/32		385,000	385,650
4.75% 12/4/35		350,000	348,828
5.50% 3/15/46		385,000	383,789
5.55% 12/4/55		55,000	54,309
5.70% 12/4/65		35,000	34,655
Meta Platforms
4.60% 11/15/32		580,000	584,830
4.875% 11/15/35		625,000	624,405
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	527,811

4    NQ- IV054 [1225] 0226 (5191634)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Morgan Stanley
0.406% 10/29/27 μ	EUR	1,000,000	$ 1,156,977
2.95% 5/7/32 μ	EUR	2,300,000	2,650,055
4.133% 10/18/29 μ		245,000	244,953
6.296% 10/18/28 μ		3,151,000	3,274,640
6.407% 11/1/29 μ		378,000	400,722
NiSource 5.75% 7/15/56 μ		430,000	433,001
OneMain Finance 7.125% 9/15/32		485,000	504,483
ONEOK 5.70% 11/1/54		345,000	321,745
Oracle 4.70% 9/27/34		785,000	728,209
PennyMac Financial Services 144A 6.875% 5/15/32 #		470,000	492,299
Pfizer
4.20% 11/15/30		245,000	246,196
4.875% 11/15/35		370,000	371,247
PNC Financial Services Group
4.899% 5/13/31 μ		295,000	302,008
5.575% 1/29/36 μ		350,000	365,133
QXO Building Products 144A 6.75% 4/30/32 #		115,000	120,200
Resideo Funding 144A 6.50% 7/15/32 #		190,000	194,709
Shell Finance US
4.125% 11/6/30		185,000	185,045
4.75% 1/6/36		460,000	459,501
Simon Property Group 2.65% 2/1/32		270,000	243,132
Sprint Capital 6.875% 11/15/28		2,060,000	2,211,361
Standard Building Solutions 144A 6.25% 8/1/33 #		131,000	133,895
Sysco 5.10% 9/23/30		325,000	335,717
Targa Resources
4.35% 1/15/29		25,000	25,076
5.40% 7/30/36		15,000	15,023
Targa Resources Partners 5.00% 1/15/28		2,030,000	2,030,583
Time Warner Cable 6.55% 5/1/37		2,000,000	2,043,372
TransDigm 144A 6.625% 3/1/32 #		250,000	260,417
Truist Financial 4.964% 10/23/36 μ		1,205,000	1,192,621
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
US Bancorp
4.653% 2/1/29 μ		1,167,000	$ 1,181,787
5.046% 2/12/31 μ		525,000	539,442
6.787% 10/26/27 μ		250,000	255,535
US Bank 4.73% 5/15/28 μ		520,000	525,297
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #		560,000	480,515
Verizon Communications
4.75% 1/15/33		915,000	914,554
5.00% 1/15/36		605,000	600,098
5.875% 11/30/55		480,000	474,571
Wells Fargo & Co.
2.766% 7/23/29 μ, ■	EUR	2,000,000	2,344,313
4.892% 9/15/36 μ		865,000	862,629
5.244% 1/24/31 μ		395,000	409,244
			89,630,977
Total Corporate Bonds (cost $130,785,315)			134,754,989

Government Agency Obligations — 1.49%Δ
France — 0.29%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	858,061
4.25% 1/25/32 ■	EUR	300,000	369,629
			1,227,690
Georgia — 0.24%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	990,236
			990,236
Indonesia — 0.20%
Hutama Karya Persero 3.75% 5/11/30 ■		885,000	855,497
			855,497
Kazakhstan — 0.21%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		357,000	362,658
Development Bank of Kazakhstan JSC 144A 13.489% 5/23/28 #	KZT	270,000,000	502,438
			865,096
Norway — 0.07%
Equinor
4.50% 9/3/30		95,000	96,421
4.75% 11/14/35		195,000	194,089
			290,510
NQ- IV054 [1225] 0226 (5191634)    5

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Government Agency ObligationsΔ (continued)
Oman — 0.33%
AL Jawaher Assets 144A 4.662% 10/29/30 #		540,000	$ 535,809
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	866,351
			1,402,160
Serbia — 0.05%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		215,000	215,377
			215,377
South Korea — 0.10%
Korea Development Bank 4.875% 2/3/30		400,000	413,880
			413,880
Total Government Agency Obligations (cost $6,142,519)			6,260,446

Municipal Bonds — 0.20%
Texas Water Development Board Revenue 4.75%10/15/55		850,000	854,114
Total Municipal Bonds (cost $850,000)			854,114

Sovereign Bonds — 29.38%Δ
Albania — 0.32%
Albania Government International Bonds
144A 3.50% 11/23/31 #	EUR	896,000	1,047,661
144A 4.75% 2/14/35 #	EUR	250,000	297,953
			1,345,614
Armenia — 0.10%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	401,309
			401,309
Austria — 1.12%
Republic of Austria Government Bonds
144A 3.15% 6/20/44 #	EUR	1,060,000	1,166,673
144A 3.15% 10/20/53 #	EUR	3,400,000	3,538,709
			4,705,382
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Belgium — 0.07%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/42 #	EUR	270,000	$ 299,109
			299,109
Benin — 0.14%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	592,128
			592,128
Bermuda — 0.19%
Bermuda Government International Bond 3.375% 8/20/50 ■		1,149,000	801,428
			801,428
Brazil — 0.35%
Brazilian Government International Bonds
4.75% 1/14/50		406,000	296,583
7.25% 1/12/56		1,200,000	1,191,420
			1,488,003
Chile — 0.16%
Chile Government International Bond 4.34% 3/7/42		760,000	677,844
			677,844
Colombia — 0.10%
Colombia Government International Bond 7.50% 2/2/34		405,000	423,225
			423,225
Dominican Republic — 0.44%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	1,842,577
			1,842,577
Egypt — 0.20%
Egypt Government International Bond 5.875% 2/16/31 ■		823,000	825,536
			825,536
Finland — 1.13%
Finland Government Bonds
144A 3.00% 9/15/33 #	EUR	1,600,000	1,884,917
144A 3.00% 9/15/35 #	EUR	2,451,000	2,841,938
			4,726,855

6    NQ- IV054 [1225] 0226 (5191634)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France — 0.60%
French Republic Government Bond 144A 3.00% 5/25/54 #	EUR	2,760,000	$ 2,498,614
			2,498,614
Germany — 0.94%
Bundesrepublik Deutschland Bundesanleihe 2.60% 8/15/35 ■	EUR	3,420,000	3,934,164
			3,934,164
Guatemala — 0.17%
Guatemala Government Bond 144A 6.55% 2/6/37 #		648,000	695,952
			695,952
Honduras — 0.12%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	506,948
			506,948
Ireland — 0.54%
Ireland Government Bond 0.55% 4/22/41 ■	EUR	2,930,000	2,271,232
			2,271,232
Italy — 1.61%
Italy Buoni Poliennali Del Tesoro
3.45% 7/15/27 ■	EUR	2,200,000	2,634,435
144A 4.30% 10/1/54 #	EUR	3,520,000	4,105,986
			6,740,421
Ivory Coast — 0.35%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	414,705
144A 6.125% 6/15/33 #		1,037,000	1,040,104
			1,454,809
Japan — 4.36%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	5,768,450
1.20% 6/20/53	JPY	203,000,000	794,083
0 2.40% 3/20/55	JPY	351,200,000	1,842,466
2.50% 9/20/37	JPY	1,508,250,000	9,872,820
			18,277,819
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Mexico — 0.31%
Mexican Bonos 7.75% 5/29/31	MXN	8,048,600	$ 430,952
Mexico Government International Bonds
4.35% 1/15/47		622,000	470,543
5.375% 3/22/33		400,000	397,800
			1,299,295
Montenegro — 0.07%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	250,000	297,485
			297,485
Morocco — 0.10%
Morocco Government International Bond 4.00% 12/15/50 ■		600,000	439,304
			439,304
Netherlands — 1.37%
Netherlands Government Bond 144A 2.50% 7/15/35 #	EUR	5,073,000	5,735,164
			5,735,164
New Zealand — 2.55%
New Zealand Government Bonds
1.50% 5/15/31	NZD	2,500,000	1,273,974
4.50% 5/15/35	NZD	16,190,000	9,393,570
			10,667,544
Nigeria — 0.21%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	865,916
			865,916
Paraguay — 0.45%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,688,886
5.40% 3/30/50 ■		200,000	187,884
			1,876,770
Poland — 0.20%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	843,272
			843,272
NQ- IV054 [1225] 0226 (5191634)    7

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Republic of North Macedonia — 0.35%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,326,000	$ 1,486,794
			1,486,794
Serbia — 0.46%
Serbia International Bond 1.00% 9/23/28 ■	EUR	1,764,000	1,938,781
			1,938,781
South Africa — 0.32%
Republic of South Africa Government International Bonds
5.65% 9/27/47		931,000	788,857
144A 7.95% 11/19/54 #		500,000	538,718
			1,327,575
Spain — 7.09%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	7,120,000	5,463,585
144A 3.15% 4/30/35 #	EUR	17,038,000	19,889,669
144A 3.25% 4/30/34 #	EUR	3,669,000	4,349,380
			29,702,634
Supranational — 0.20%
International Finance 11.507% 5/20/30 ^	BRL	7,500,000	837,318
			837,318
United Kingdom — 2.69%
United Kingdom Gilt
0.50% 10/22/61 ■	GBP	6,930,000	2,448,073
4.375% 7/31/54 ■	GBP	2,790,000	3,297,885
4.50% 12/7/42 ■	GBP	3,000	3,809
4.75% 10/22/35 ■	GBP	4,025,000	5,511,731
			11,261,498
Total Sovereign Bonds (cost $123,612,240)			123,088,319

Supranational Banks — 8.03%
Africa Finance 144A 5.55% 10/8/29 #		350,000	359,565
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		500,000	508,684
Corp Andina de Fomento 5.00% 1/24/29		300,000	309,416
		Principal amount°	Value (US $)

Supranational Banks (continued)
European Bank for Reconstruction & Development 2.75% 4/27/32	CNY	7,875,000	$ 1,179,772
International Bank for Reconstruction & Development
2.50% 8/2/33	CNY	35,000,000	5,144,659
2.72% 8/16/34	CNH	75,000,000	11,152,175
2.75% 7/26/34	CNH	100,000,000	14,996,635
Total Supranational Banks (cost $33,688,138)			33,650,906

US Treasury Obligations — 14.35%
US Treasury Bonds 4.75% 5/15/55		5,345,000	5,253,550
US Treasury Notes
3.625% 10/31/30		35,165,000	35,022,142
3.875% 8/31/32		285,000	284,304
4.00% 11/15/35		16,600,000	16,362,672
4.25% 5/15/35		3,185,000	3,212,122
Total US Treasury Obligations (cost $60,225,310)			60,134,790
	Number of shares
Common Stock — 0.02%Δ
United States — 0.02%
MNSN Holdings =, †	1,112	59,306
Total Common Stock (cost $8,340)		59,306

Preferred Stock — 0.15%Δ
United States — 0.15%
SVB Financial Trust 11/7/32 †	1,268	604,202
Total Preferred Stock (cost $576,858)		604,202

Short-Term Investments — 0.52%
Money Market Mutual Funds — 0.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	550,000	550,000

8    NQ- IV054 [1225] 0226 (5191634)

	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	550,000	$ 550,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	550,000	550,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	550,000	550,000
Total Short-Term Investments (cost $2,200,000)		2,200,000

Total Value of Securities—98.09% (cost $407,300,448)		411,001,182
Receivables and Other Assets Net of Liabilities — 1.91%★		7,996,833
Net Assets Applicable to 45,423,090 Shares Outstanding — 100.00%		$418,998,015

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $89,772,906, which represents 21.43% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $839,787 cash collateral held at broker for futures contracts as of December 31, 2025.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	NZD	18,450,000	USD	(10,489,692)	2/20/26	$—	$(154,081)
JPMCB	EUR	5,017,700	USD	(5,837,272)	1/16/26	—	(64,109)
TD	AUD	906,918	USD	(593,108)	2/20/26	—	(12,214)
TD	CAD	150,000	USD	(107,543)	2/20/26	—	(1,988)
TD	EUR	(89,396,659)	USD	(104,194,327)	2/20/26	—	(1,115,534)
TD	GBP	8,871,000	USD	(11,625,540)	2/20/26	—	(330,863)
TD	JPY	3,030,890,000	USD	(19,755,452)	2/20/26	319,823	—
TD	NOK	7,500,000	USD	(743,025)	2/20/26	978	—
Total Forward Foreign Currency Exchange Contracts						$320,801	$(1,678,789)

NQ- IV054 [1225] 0226 (5191634)    9

Schedule of investments
Nomura Global Bond Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
Australian Treasury 3 yr Bonds
88	$6,166,054	$6,151,893	3/16/26	$14,161	$—	$(1,584)
Australian Treasury 10 yr Bonds
30	2,191,926	2,180,304	3/16/26	11,622	—	481
Canadian Treasury 10 yr Bonds
253	22,287,152	22,573,884	3/20/26	—	(286,732)	(1,524)
Euro-OAT
55	7,794,456	7,828,838	3/6/26	—	(34,382)	(475)
Euro-Bobl
919	125,453,822	126,013,526	3/6/26	—	(559,704)	(642)
US Treasury 5 yr Notes
565	61,757,148	61,983,028	3/31/26	—	(225,880)	(66,212)
US Treasury Long Bonds
29	3,352,219	3,388,544	3/20/26	—	(36,325)	(6,344)
				230,120,017		25,783	(1,143,023)	(76,300)
Short Contracts:
Japanese Treasury 10 yr Bonds
(4)	(337,717)	(340,646)	3/12/26	2,929	—	585
Euro-Bund
(256)	(38,379,588)	(38,694,898)	3/6/26	315,310	—	1,028
Euro-Buxl
(33)	(4,270,630)	(4,338,552)	3/6/26	67,922	—	(123)
Euro-Schatz
(282)	(35,390,889)	(35,431,431)	3/6/26	40,542	—	215
Japanese Treasury 10 yr Bonds
(5)	(4,226,570)	(4,258,480)	3/13/26	31,910	—	(4)
Long 10 yr Gilt
(22)	(2,709,568)	(2,688,470)	3/27/26	—	(21,098)	(6,080)
US Treasury 2 yr Notes
(101)	(21,087,695)	(21,101,659)	3/31/26	13,964	—	7,102
US Treasury 10 yr Notes
(332)	(37,329,251)	(37,616,320)	3/20/26	287,069	—	67,439
US Treasury 10 yr Ultra Notes
(100)	(11,501,563)	(11,512,248)	3/20/26	10,685	—	10,201
US Treasury Ultra Bonds
(57)	(6,726,000)	(6,873,764)	3/20/26	147,764	—	21,375
				(162,856,468)		918,095	(21,098)	101,738
Total Futures Contracts		$67,263,549		$943,878	$(1,164,121)	$25,438
10    NQ- IV054 [1225] 0226 (5191634)

Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,251,000	1.000%	$9,114	$72,191	$(63,077)
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 -Quarterly	2,225,000	1.000%	9,009	52,940	(43,931)
Total CDS Contracts			$18,123	$125,131	$(107,008)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AD – Akcionarsko Drustvo
CDS – Credit Default Swap
CITI – Citigroup
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
Summary of abbreviations: (continued)
OAT – Obligations Assimilables du Trésor
PJSC – Private Joint Stock Company
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CNH – Chinese Yuan Renminbi
CNY – China Yuan Renminbi
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
USD – US Dollar

NQ- IV054 [1225] 0226 (5191634)    11